Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis [Line Items]
Short-term investment	$ 9	$ 19
Level 1 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis [Line Items]
Short-term investment	9	19
Level 2 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis [Line Items]
Short-term investment
Level 3 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis [Line Items]
Short-term investment